Goodwill and intangible assets	12 Months Ended
Dec. 31, 2020
Goodwill and intangible assets
Goodwill and intangible assets
Note 11—Goodwill and intangible

assets
The changes in “Goodwill” were as follows:
Robotics &
Industrial Discrete Corporate
($ in millions)
Electrification Automation Motion

Automation
and Other Total
Balance at January 1, 2019 4,276 1,616 2,441 2,410 21 10,764
Goodwill acquired during the year
(1)
92 — — — — 92
Goodwill allocated to disposals (18) — — — — (18)
Exchange rate differences and other 22 (1) (5) (29) — (13)
Balance at December 31, 2019 4,372 1,615 2,436 2,381 21 10,825
Goodwill acquired during the year 71 — — 21 — 92
Impairment of Goodwill — — — (290) (21) (311)
Exchange rate differences and other 84 24 20 116 — 244
Balance at December 31, 2020
(2)
4,527 1,639 2,456 2,228 — 10,850
Amount consists

of adjustments

arising during

the twelve-month

measurement period

subsequent to

the respective

acquisition date

(see
Note 4).
(2)

As of December

31, 2020, the

gross goodwill

amounted to $
11,152

million. The

accumulated

impairment charges

amounted to
$ 302

million and related

to the Robotics

& Discrete Automation

segment.
The Company adopted a new operating model on July

1, 2020, which resulted in a change to the identification
of the goodwill reporting units. Previously,

the reporting units were the same as the operating segments for
Electrification, Motion and Robotics & Discrete Automation,

while for the Industrial Automation operating segment the
reporting units were determined to be at the Division level,

which is one level below the operating segment. The

new
operating model provides the Divisions with full ownership

and accountability for their respective strategies,
performance and resources and based on these changes, the

Company concluded that the reporting units would change
and be the respective Divisions within each operating

segment. This change resulted only in an allocation of goodwill within the operating segments and thus there is no change

to segment level goodwill in the table above.

As a result of the new allocation of goodwill, an interim quantitative impairment test was conducted both
before and after the changes

which were effective July 1, 2020. In the “before”

test, it was concluded that the fair value
of the Company’s reporting

units exceeded the carrying value under the historical reporting unit structure.
The impairment test was performed for the new reporting

units and the fair value of each was determined using
a discounted cash flow fair value estimate based on

objective information available at the measurement date.

The
significant assumptions used to develop the estimates of

fair value for each reporting unit included management’s

best
estimates of the expected future results and discount

rates specific to the reporting unit. The fair value estimates were based on assumptions that the Company believed to be reasonable,

but which are inherently uncertain and thus, actual
results may differ from those estimates. The fair values

for each of the individual reporting units and their associated goodwill were determined using Level 3 measurements.
The interim quantitative impairment test indicated that

the estimated fair values of the reporting units were
substantially in excess of their carrying value for all repor ting units except for the Machine Automation reporting unit
within the Robotics & Discrete Automation operating segment.

The contraction of the global economy in 2020,
particularly in end-customer industries related to this reporting unit and considerable uncertainty around the continued
pace of macroeconomic recovery generally led to a reduction

in the fair values of the reporting units, thus affecting

this
reporting unit. Also, at the division level, this reporting

unit does not

benefit from shared cash flows generated within an
entire operating segment.

In addition, the book value of the Machine Automation Division includes a significant amount
of intangible assets recognized in past acquisitions,

resulting in a proportionately higher book value than the other reporting unit within the Robotics & Discrete Automation

Business Area. With the fair value

of the reporting unit lower
due to the economic conditions, the existing book value

of the intangible assets combined with the newly allocated
reporting unit goodwill led to the carrying value of the Machine

Automation reporting unit exceeding its fair value.
During 2020, a goodwill impairment charge

of $
290

million was recorded to reduce the carrying value of this reporting unit to its implied fair value. The remaining goodwill

for the Machine Automation reporting unit was $
554

million as of
December 31, 2020.
The Company performed its annual impairment test as of

October 1, 2020, using a qualitative assessment
method for each reporting unit and determined it was not

more likely than not

that any reporting unit’s fair value

is less
than its carrying value.
Intangible assets consisted of the following:
December 31,
2020 2019
Gross Net Gross Net
carrying Accumulated carrying carrying Accumulated carrying
($ in millions) amount amortization amount amount amortization amount
Capitalized software for internal use

828 (694) 134 790 (628) 162
Capitalized software for sale

33 (32) 1 29 (29) —
Intangibles other than software:
Customer-related

2,557 (1,104) 1,453 2,513 (1,005) 1,508
Technology-related

1,170 (898) 272 1,056 (722) 334
Marketing-related

492 (304) 188 501 (286) 215
Other

63 (33) 30 59 (26) 33
Total 5,143 (3,065) 2,078 4,948 (2,696) 2,252
In 2020 and 2019, additions to intangible assets were $ 78

million and $
42

million, respectively
There were no significant intangible assets acquired

in business combinations during 2020 and 2019.
Amortization expense of intangible assets consisted of the following:
($ in millions) 2020 2019 2018
Capitalized software for internal use

61 74 59
Intangibles other than software

268 271 279
Total 329 345 338
In 2020,

2019 and 2018, impairment charges on intangible

assets were not significant.
At December 31, 2020, future amortization expense

of intangible assets is estimated to be:
($ in millions)
2021 323
2022 288
2023 261
2024 215
2025 181
Thereafter

810
Total 2,078